Share based compensation reserve - Summary of Valuation Inputs and Assumptions (Details) - Key management personnel of entity or parent [member] - Restricted Stock1 [Member]	9 Months Ended
Sep. 30, 2018
Share-based Compensation Award, Tranche One1 [Member] | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
SharebasedCompensationArrangementBySharebasedPaymentAwardAwardVestingPeriod2	2 years
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2	2 years
Share-based Compensation Award, Tranche One1 [Member] | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
SharebasedCompensationArrangementBySharebasedPaymentAwardAwardVestingPeriod2	2 years
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2	2 years
Share-based Compensation Award, Tranche One1 [Member] | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
SharebasedCompensationArrangementBySharebasedPaymentAwardAwardVestingPeriod2	2 years
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2	2 years
50% vested after year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
SharebasedCompensationArrangementBySharebasedPaymentAwardAwardVestingPeriod2	2 years
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2	2 years